Segment Reporting, Balance Sheets (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
ASSETS
Cash and cash equivalents	$ 3,209	$ 2,278	$ 2,607	$ 2,963	$ 2,256	$ 2,917
Cash held at consolidated affiliated partnerships and restricted cash	1,372	4,979		2,174
Investments	5,386	8,938		7,470
Accounts receivable, net	1,865	1,424		1,285
Inventories, net	1,862	1,344		1,163
Property, plant and equipment, net	6,220	3,505		3,455
Goodwill and intangible assets, net	3,231	2,026		2,128
Other assets	881	653		709
Total Assets	24,026	25,147		21,347
LIABILITIES AND EQUITY
Accounts payable, accrued expenses and other liabilities	4,252	2,843		3,121
Securities sold, not yet purchased, at fair value	548	4,476		1,219
Due to brokers	4	2,171		1,323
Post-employment benefit liability	1,303	1,340		1,272
Debt	8,196	6,463		6,498
Total liabilities	14,303	17,293		13,433
Equity attributable to Icahn Enterprises Holdings	4,556	3,776		3,203
Equity attributable to non-controlling interests	5,167	4,078		4,711
Total equity	9,723	7,854		7,914	7,274	6,800
Total Liabilities and Equity	24,026	25,147		21,347
Investment Segment [Member]
ASSETS
Cash and cash equivalents	13	7		8
Cash held at consolidated affiliated partnerships and restricted cash	1,346	4,941		2,029
Investments	4,982	8,448		7,426
Accounts receivable, net	0	0		0
Inventories, net	0	0		0
Property, plant and equipment, net	0	0		0
Goodwill and intangible assets, net	0	0		0
Other assets	133	81		66
Total Assets	6,474	13,477		9,529
LIABILITIES AND EQUITY
Accounts payable, accrued expenses and other liabilities	334	162		574
Securities sold, not yet purchased, at fair value	548	4,476		1,219
Due to brokers	4	2,171		1,323
Post-employment benefit liability	0	0		0
Debt	0	0		0
Total liabilities	886	6,809		3,116
Equity attributable to Icahn Enterprises Holdings	2,076	3,282		2,576
Equity attributable to non-controlling interests	3,512	3,386		3,837
Total equity	5,588	6,668		6,413
Total Liabilities and Equity	6,474	13,477		9,529
Automotive Segment [Member]
ASSETS
Cash and cash equivalents	716	953		1,105
Cash held at consolidated affiliated partnerships and restricted cash	0	0		0
Investments	248	228		210
Accounts receivable, net	1,379	1,169		1,053
Inventories, net	988	956		847
Property, plant and equipment, net	1,862	1,855		1,802
Goodwill and intangible assets, net	1,779	1,808		1,915
Other assets	320	319		364
Total Assets	7,292	7,288		7,296
LIABILITIES AND EQUITY
Accounts payable, accrued expenses and other liabilities	1,855	1,875		1,887
Securities sold, not yet purchased, at fair value	0	0		0
Due to brokers	0	0		0
Post-employment benefit liability	1,237	1,272		1,219
Debt	2,788	2,798		2,787
Total liabilities	5,880	5,945		5,893
Equity attributable to Icahn Enterprises Holdings	1,019	967		1,010
Equity attributable to non-controlling interests	393	376		393
Total equity	1,412	1,343		1,403
Total Liabilities and Equity	7,292	7,288		7,296
Energy Segment [Member]
ASSETS
Cash and cash equivalents	693
Cash held at consolidated affiliated partnerships and restricted cash	0
Investments	0
Accounts receivable, net	214
Inventories, net	514
Property, plant and equipment, net	2,588
Goodwill and intangible assets, net	1,249
Other assets	104
Total Assets	5,362
LIABILITIES AND EQUITY
Accounts payable, accrued expenses and other liabilities	1,442
Securities sold, not yet purchased, at fair value	0
Due to brokers	0
Post-employment benefit liability	0
Debt	907
Total liabilities	2,349
Equity attributable to Icahn Enterprises Holdings	2,081
Equity attributable to non-controlling interests	932
Total equity	3,013
Total Liabilities and Equity	5,362
Gaming Segment [Member]
ASSETS
Cash and cash equivalents	225	150		154
Cash held at consolidated affiliated partnerships and restricted cash	18	16		18
Investments	35	34		33
Accounts receivable, net	17	19		18
Inventories, net	0	0		0
Property, plant and equipment, net	422	416		421
Goodwill and intangible assets, net	69	77		79
Other assets	58	58		70
Total Assets	844	770		793
LIABILITIES AND EQUITY
Accounts payable, accrued expenses and other liabilities	142	145		154
Securities sold, not yet purchased, at fair value	0	0		0
Due to brokers	0	0		0
Post-employment benefit liability	0	0		0
Debt	171	49		62
Total liabilities	313	194		216
Equity attributable to Icahn Enterprises Holdings	355	402		122
Equity attributable to non-controlling interests	176	174		455
Total equity	531	576		577
Total Liabilities and Equity	844	770		793
Railcar Segment [Member]
ASSETS
Cash and cash equivalents	250	307		319
Cash held at consolidated affiliated partnerships and restricted cash	0	0		0
Investments	46	45		48
Accounts receivable, net	20	34		21
Inventories, net	110	96		50
Property, plant and equipment, net	302	194		181
Goodwill and intangible assets, net	7	7		7
Other assets	30	21		28
Total Assets	765	704		654
LIABILITIES AND EQUITY
Accounts payable, accrued expenses and other liabilities	146	110		64
Securities sold, not yet purchased, at fair value	0	0		0
Due to brokers	0	0		0
Post-employment benefit liability	9	9		7
Debt	275	275		275
Total liabilities	430	394		346
Equity attributable to Icahn Enterprises Holdings	186	172		167
Equity attributable to non-controlling interests	149	138		141
Total equity	335	310		308
Total Liabilities and Equity	765	704		654
Food Packaging Segment [Member]
ASSETS
Cash and cash equivalents	38	66		88
Cash held at consolidated affiliated partnerships and restricted cash	1	2		2
Investments	0	0		0
Accounts receivable, net	58	53		48
Inventories, net	59	53		55
Property, plant and equipment, net	145	131		109
Goodwill and intangible assets, net	13	14		17
Other assets	30	31		30
Total Assets	344	350		349
LIABILITIES AND EQUITY
Accounts payable, accrued expenses and other liabilities	68	75		72
Securities sold, not yet purchased, at fair value	0	0		0
Due to brokers	0	0		0
Post-employment benefit liability	54	56		44
Debt	216	216		216
Total liabilities	338	347		332
Equity attributable to Icahn Enterprises Holdings	1	(1)		10
Equity attributable to non-controlling interests	5	4		7
Total equity	6	3		17
Total Liabilities and Equity	344	350		349
Metals Segment [Member]
ASSETS
Cash and cash equivalents	29	7		17
Cash held at consolidated affiliated partnerships and restricted cash	3	2		4
Investments	0	0		3
Accounts receivable, net	121	98		61
Inventories, net	128	163		87
Property, plant and equipment, net	138	134		115
Goodwill and intangible assets, net	28	30		8
Other assets	44	42		31
Total Assets	491	476		326
LIABILITIES AND EQUITY
Accounts payable, accrued expenses and other liabilities	74	85		58
Securities sold, not yet purchased, at fair value	0	0		0
Due to brokers	0	0		0
Post-employment benefit liability	3	3		2
Debt	4	4		2
Total liabilities	81	92		62
Equity attributable to Icahn Enterprises Holdings	410	384		264
Equity attributable to non-controlling interests	0	0		0
Total equity	410	384		264
Total Liabilities and Equity	491	476		326
Real Estate Segment [Member]
ASSETS
Cash and cash equivalents	54	216		86
Cash held at consolidated affiliated partnerships and restricted cash	2	2		4
Investments	0	0		0
Accounts receivable, net	7	5		6
Inventories, net	0	0		0
Property, plant and equipment, net	673	679		700
Goodwill and intangible assets, net	83	87		97
Other assets	16	15		14
Total Assets	835	1,004		907
LIABILITIES AND EQUITY
Accounts payable, accrued expenses and other liabilities	20	23		27
Securities sold, not yet purchased, at fair value	0	0		0
Due to brokers	0	0		0
Post-employment benefit liability	0	0		0
Debt	74	75		111
Total liabilities	94	98		138
Equity attributable to Icahn Enterprises Holdings	741	906		769
Equity attributable to non-controlling interests	0	0		0
Total equity	741	906		769
Total Liabilities and Equity	835	1,004		907
Home Fashion Segment [Member]
ASSETS
Cash and cash equivalents	63	55		32
Cash held at consolidated affiliated partnerships and restricted cash	0	0		0
Investments	14	13		13
Accounts receivable, net	49	46		78
Inventories, net	63	76		124
Property, plant and equipment, net	87	93		124
Goodwill and intangible assets, net	3	3		5
Other assets	30	33		32
Total Assets	309	319		408
LIABILITIES AND EQUITY
Accounts payable, accrued expenses and other liabilities	38	36		58
Securities sold, not yet purchased, at fair value	0	0		0
Due to brokers	0	0		0
Post-employment benefit liability	0	0		0
Debt	0	0		0
Total liabilities	38	36		58
Equity attributable to Icahn Enterprises Holdings	271	283		313
Equity attributable to non-controlling interests	0	0		37
Total equity	271	283		350
Total Liabilities and Equity	309	319		408
Icahn Enterprises Holdings [Member]
ASSETS
Cash and cash equivalents	1,128	517		1,154
Cash held at consolidated affiliated partnerships and restricted cash	2	16		117
Investments	61	170		16
Accounts receivable, net	0	0		0
Inventories, net	0	0		0
Property, plant and equipment, net	3	3		3
Goodwill and intangible assets, net	0	0		0
Other assets	116	53		74
Total Assets	1,310	759		1,364
LIABILITIES AND EQUITY
Accounts payable, accrued expenses and other liabilities	133	332		227
Securities sold, not yet purchased, at fair value	0	0		0
Due to brokers	0	0		0
Post-employment benefit liability	0	0		0
Debt	3,761	3,046		3,045
Total liabilities	3,894	3,378		3,272
Equity attributable to Icahn Enterprises Holdings	(2,584)	(2,619)		(1,928)
Equity attributable to non-controlling interests	0	0		20
Total equity	(2,584)	(2,619)		(1,908)
Total Liabilities and Equity	1,310	759		1,364
Eliminations [Member]
ASSETS
Cash and cash equivalents				0
Cash held at consolidated affiliated partnerships and restricted cash				0
Investments				(279)
Accounts receivable, net				0
Inventories, net				0
Property, plant and equipment, net				0
Goodwill and intangible assets, net				0
Other assets				0
Total Assets				(279)
LIABILITIES AND EQUITY
Accounts payable, accrued expenses and other liabilities				0
Securities sold, not yet purchased, at fair value				0
Due to brokers				0
Post-employment benefit liability				0
Debt				0
Total liabilities				0
Equity attributable to Icahn Enterprises Holdings				(100)
Equity attributable to non-controlling interests				(179)
Total equity				(279)
Total Liabilities and Equity				$ (279)